Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Leasehold improvements	754	754	104
Computer and network equipment	1,235	1,235	170
Manufacturing equipment	14,370	13,297	1,834
Office equipment	187	187	26
Motor vehicles	3,896	4,003	552
	20,442	19,476	2,686
Less: Accumulated depreciation	(4,160)	(5,430)	(749)
	16,282	14,046	1,937